Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 517,964	$ 275,998
Restricted cash and cash equivalents	94,123	174,933
Rent receivables	419	124
Investment in unconsolidated subsidiary	7,700	7,170
Investment in finance lease, net	15,095	34,878
Flight equipment held for sale, net	0	237,262
Flight equipment held for operating lease, net	2,693,821	2,585,426
Maintenance rights, net	101,969	94,493
Deferred tax assets, net	7,445	7,505
Fair value of derivative assets	1,905	241
Other assets, net	6,568	6,450
Total assets	3,447,009	3,424,480
Liabilities
Accounts payable and accrued liabilities	13,786	17,548
Rentals received in advance	13,123	14,560
Payable to related parties	5,042	7,170
Security deposits	42,495	48,876
Maintenance payment liability	182,571	194,543
Unsecured borrowings, net	691,390	689,409
Secured borrowings, net	1,831,985	1,695,711
Deferred tax liability, net	19,847	28,246
Fair value of derivative liabilities	13,281	19,327
Other liabilities	40,254	52,126
Total liabilities	2,853,774	2,767,516
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 32,256,440 and 35,671,400 shares issued and outstanding at December 31, 2016 and 2015, respectively	32	36
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	536,922	577,290
Retained earnings	66,026	95,138
Accumulated other comprehensive loss, net	(9,745)	(15,500)
Total shareholders' equity	593,235	656,964
Total liabilities and shareholders' equity	$ 3,447,009	$ 3,424,480